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[LETTERHEAD OF MILBANK, TWEED, HADLEY & MCCLOY LLP]

August 20, 2004

Katherine Hsu, Esq.
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Grupo TMM, S.A. de C.V. Registration Statement on Form F-1

Dear Ms. Hsu:

        On behalf of our client Grupo TMM, S.A. de C.V., we are filing today, electronically, on EDGAR the Registration Statement on Form F-1 relating to the resale by certain selling noteholders to be named in the prospectus that forms part of such registration statement of up to $392,646,832 of Senior Secured Notes due 2007. We will also provide to you courtesy copies of the filed registration statement without the exhibits that are being filed herewith.

        Should you have any questions, please do not hesitate to contact me at (212) 530-5921 or Michael C. Banks at (212) 530-5308.

Very truly yours, /s/ THOMAS C. JANSON Thomas C. Janson
cc:	Juan Fernandez Galeazzi Grupo TMM, S.A. de C.V.
Faustino Montero PricewaterhouseCoopers

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[LETTERHEAD OF MILBANK, TWEED, HADLEY & MCCLOY LLP]